1053648

FORM D

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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08065054

FORM D

RECEIVED DEC 13 2006 PROCESSING SECTION WASH, D.C.

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

Name of Offering Issuance of Common Stock and Warrants to Purchase Common Stock
(☐ check if this is an amendment and name has changed, and indicate change.)
Sale of 3,000,000 shares of Common Stock and Warrants to Purchase 6,000,000 Shares of Common Stock

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ☒ New Filing ☐ Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
Surge Global Energy, Inc.

Address of Executive Offices: (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
12220 El Camino Real, Suite 410, San Diego, CA 92130	(858) 704-5010
Address of Principal Business Operations: (Number and Street, City, State, Zip Code) (if different from Executive Offices) Same	Telephone Number (Including Area Code) Same

Brief Description of Business: Oil and gas exploration and development.

PROCESSED

Type of Business Organization
☒ corporation ☐ limited partnership, already formed ☐ other (please specify):
☐ business trust ☐ limited partnership, to be formed

JAN 05 2007
THOMSON FINANCIAL

Actual or Estimated Date of Incorporation or Organization: Month 1 1 Year 9 7 ☒ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: DE
CN for Canada; FN for other foreign jurisdiction)

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offer-ing, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemp-tion, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
David Perez

Business or Residence Address (Number and Street, City, State, Zip Code)
12220 El Camino Real, Suite 410, San Diego, CA 92130

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
William Greene

Business or Residence Address (Number and Street, City, State, Zip Code)
12220 El Camino Real, Suite 410, San Diego, CA 92130

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Chet Idziszek

Business or Residence Address (Number and Street, City, State, Zip Code)
12220 El Camino Real, Suite 410, San Diego, CA 92130

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Daniel Schreiber

Business or Residence Address (Number and Street, City, State, Zip Code)
12220 El Camino Real, Suite 410, San Diego, CA 92130

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Kenneth Druck, Ph.D.

Business or Residence Address (Number and Street, City, State, Zip Code)
12220 El Camino Real, Suite 410, San Diego, CA 92130

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Thomas A. Page

Business or Residence Address (Number and Street, City, State, Zip Code)
12220 El Camino Real, Suite 410, San Diego, CA 92130

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Richard Collato

Business or Residence Address (Number and Street, City, State, Zip Code)
12220 El Camino Real, Suite 410, San Diego, CA 92130

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
John Stiska

Business or Residence Address (Number and Street, City, State, Zip Code)
12220 El Camino Real, Suite 410, San Diego, CA 92130

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

B. INFORMATION ABOUT OFFERING

	Yes	No
1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒
Answer also in Appendix, Column 2, if filing under ULOE.		
2. What is the minimum investment that will be accepted from any individual?	$ N/A	
3. Does the offering permit joint ownership of a single unit?	☐	☒

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Granite Financial Group, LLC

Business or Residence Address (Number and Street, City, State, Zip Code)

12220 El Camino Real, Suite 400, San Diego, CA 92130

Name of Associated Broker or Dealer Granite Financial Group, LLC

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	X[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	X[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual) N/A

Business or Residence Address (Number and Street, City, State, Zip Code) N/A

Name of Associated Broker or Dealer N/A

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$	$
Equity	$ 1,350,000	$ 1,350,000
☒ Common ☐ Preferred (including warrants)		
Convertible Securities (including warrants)	$ 3,300,000	$ 3,300,000
Partnership Interests	$	$
Other (Specify): Units consisting of Series D Preferred Stock, Common Stock and Warrants to purchase Common Stock	$	$
Total	$ 4,650,000	$ 4,650,000

Answer also in Appendix, Column 3, if filing under ULOE

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases of the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	2	$ 4,650,000
Non-accredited Investors	N/A	$N/A
Total (for filings under Rule 504 only)	N/A	$N/A

Answer also in Appendix, Column 4, if filing under ULOE

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C - Question 1.

Type of Offering		Type of Security	Dollar Amount Sold
Rule 505	N/A	N/A	$ N/A
Regulation A	N/A	N/A	$ N/A
Rule 504	N/A	N/A	$ N/A
Total		N/A	$ N/A

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Excluded amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☒	$500.00
Printing and Engraving Costs	☐	$ N/A
Legal Fees	☒	$51,000.00
Accounting Fees	☐	$ N/A
Engineering Fees	☐	$N/A
Sales Commissions (specify finders' fees separately)	☐	$N/A
Other Expenses (identify) Finders' fees	☒	$135,000.00
Total	☒	$186,500.00

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." .... $ 4,463,500.00

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments To Others
Salaries and fees	☒ $836,400.00	☒ $575,000.00
Purchase of real estate	☐ N/A	☐ $N/A
Purchase, rental or leasing and installation of machinery and equipment	☐ $N/A	☒ $28,000.00
Construction or leasing of plant buildings and facilities	☐ $N/A	☒ $49,200.00
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐ $N/A	☒ $2,686,300.00
Repayment of indebtedness	☐ $N/A	☐ $N/A
Working capital	☐ $N/A	☐ $N/A
Other (specify) Selling, general and administrative.	☐ $N/A	☒ $288,600.00
	☐ $N/A	☐ $N/A
Column Totals	☒ $836,400.00	☒ $3,627,100.00
Total Payments Listed (column totals added)	☒ $4,463,500.00	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date: December 7, 2006
Surge Global Energy, Inc.	[signature]	
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
William Greene	Chief Financial Officer	

ATTENTION

Intentional misstatements or omissions of facts constitute federal criminal violations. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.252(c), (d), (e) or (f) presently subject to any of the disqualification provisions of such rule? .... Yes ☐ No ☒

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 239.500) at such times as required by state law. NOT APPLICABLE
3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees. NOT APPLICABLE
4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied. NOT APPLICABLE

The issuer has read this notification and knows the contents to be true an has duly caused this notice to be signed on its behalf by the undersigned duly authorized person

Issuer (Print or Type) Surge Global Energy, Inc.	Signature	Date: December ___, 2006
Name of Signer (Print or Type) William Greene	Title of Signer (Print or Type) Chief Financial Officer	

Instruction:

Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear types or printed signatures.

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Nonaccredited Investors	Amount	Yes	No
AL									
AK									
AZ									
AR									
CA		X	Common Stock and Warrants to Purchase Common Stock	1	$3,100,000	-0-	-0-		X
CO									
CT									
DE									
DC									
FL									
GA									
HI									
ID									
IL									
IN									
IA									
KS									
KY									
LA									
ME									
MD									
MA									
MI									
MN									
MS									
MO									

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Nonaccredited Investors	Amount	Yes	No
MT									
NE									
NV									
NH									
NJ									
NM									
NY									
NC									
ND									
OH		X	Common Stock and Warrants to Purchase Common Stock	1	$1,550,000	-0-	-0-		X
OK									
OR									
PA									
RI									
SC									
SD									
TN									
TX									
UT									
VT									
VA									
WA									
WV									
WI									
WY									
PR									

Form U-2

Form U-2 Uniform Consent to Service of Process

KNOW ALL MEN BY THESE PRESENTS:

That the undersigned Surge Global Energy, Inc., a corporation organized under the laws of Delaware, for purposes of complying with the laws of the States indicated hereunder relating to either the registration or sale of securities, hereby irrevocably appoints the officers of the States so designated hereunder and their successors in such offices, its attorney in those States so designated upon whom may be served any notice, process or pleading in any action or proceeding against it arising out of, or in connection with, the sale of securities or out of violation of the aforesaid laws of the States so designated; and the undersigned does hereby consent that any such action or proceeding against it may be commenced in any court of competent jurisdiction and proper venue within the States so designated hereunder by service of process upon the officers so designated with the same effect as if the undersigned was organized or created under the laws of that State and have been served lawfully with process in that State.

It is requested that a copy of any notice, process or pleading served hereunder be mailed to:

William Greene
Surge Global Energy, Inc., 12220 El Camino Real, Suite 410, San Diego, CA 92130

Place an "X" before the names of all the States for which the person executing this form is appointing the designated Officer of each State as its attorney in that State for receipt of service of process:

___AL	Secretary of State	___FL	Dept. of Banking and Finance
___AK	Administrator of the Division of Banking and Corporations, Department of Commerce and Economic Development	___GA	Commissioner of Securities
___AZ	The Corporation Commission	___GUAM	Administrator, Department of Finance
___AR	The Securities Commissioner	___HI	Commissioner of Securities
_X_CA	Commissioner of Corporations	___ID	Director, Department of Finance
___CO	Securities Commissioner	___IL	Secretary of State
___CT	Banking Commissioner	___IN	Secretary of State
___DE	Securities Commissioner	___IA	Commissioner of Insurance
___DC	Dept. of Insurance & Securities Regulation	___KS	Secretary of State
___KY	Director, Division of Securities	_X_OH	Secretary of State
___LA	Commissioner of Securities	___OR	Director, Department of Insurance and Finance
___ME	Administrator, Securities Division	___OK	Securities Administrator

___MD	Commissioner of the Division of Securities	___PA	Pennsylvania does not require filing of a Consent to Service of Process
___MA	Secretary of State	___PR	Commissioner of Financial Institutions
___MI	Commissioner, Office of Financial and Insurance Services	___RI	Director of Business Regulation
___MN	Commissioner of Commerce	___SC	Securities Commissioner
___MS	Secretary of State	___SD	Director of the Division of Securities
___MO	Securities Commissioner	___TN	Commissioner of Commerce and Insurance
___MT	State Auditor and Commissioner of Insurance	___TX	Securities Commissioner
___NE	Director of Banking and Finance	___UT	Director, Division of Securities
___NV	Secretary of State	___VT	Commissioner of Banking, Insurance, Securities & Health Administration
___NH	Secretary of State	___VA	Clerk, State Corporation Commission
___NJ	Chief, Securities Bureau	___WA	Director of the Department of Licensing
		___WV	Commissioner of Securities
___NM	Director, Securities Division		
___NY	Secretary of State	___WI	Department of Financial Institutions, Division of Securities
___NC	Secretary of State	___WY	Secretary of State
___ND	Securities Commissioner		

Dated this 7th day of December, 2006.
(SEAL)

Surge Global Energy, Inc. ______________________

By ______________________
William Greene, Chief Financial Officer
Title

CORPORATE ACKNOWLEDGMENT

State or Province of California)
County of San Diego) ss.

On this ______ day of December, 2006 before me ________________________ the undersigned officer, personally appeared William Greene known personally to me to be the Chief Financial Officer of the above named corporation and acknowledged that he, as an officer being authorized so to do, executed the foregoing instrument for the purposes therein contained, by signing the name of the corporation by himself as an officer.

IN WITNESS WHEREOF I have hereunto set my hand and official seal.

See Attached

Notary Public/Commissioner of Oath

My Commission Expires______________

(SEAL)

INDIVIDUAL OR PARTNERSHIP ACKNOWLEDGMENT

State or Province of __________)
County of __________________) ss.

On this ______day of ____________, 20_____, before me, ______________, the undersigned officer, personally appeared ________________________ to me personally known and known to me to be the same person(s) whose name(s) is (are) signed to the foregoing instrument, and acknowledged the execution thereof for the uses and purposes therein set forth.

In WITNESS WHEREOF I have hereunto set my hand and official seal.

____

Notary Public/Commissioner of Oaths

My Commission Expires____________

(SEAL)

CALIFORNIA ALL-PURPOSE ACKNOWLEDGMENT

State of California

County of San Diego

On 12/07/06 (Date) before me, Donna Jackson, Notary Public (Name and Title of Officer (e.g., "Jane Doe, Notary Public"))

personally appeared William Greene (Name(s) of Signer(s))

☒ personally known to me

~~☐ (or proved to me on the basis of satisfactory evidence)~~

to be the person(~~s~~) whose name(~~s~~) is/~~are~~ subscribed to the within instrument and acknowledged to me that he/~~she/they~~ executed the same in his/~~her/their~~ authorized capacity(~~ies~~), and that by his/~~her/their~~ signature(~~s~~) on the instrument the person(~~s~~), or the entity upon behalf of which the person(~~s~~) acted, executed the instrument.

WITNESS my hand and official seal.

DONNA JACKSON
Commission # 1532242
Notary Public - California
San Diego County
My Comm. Expires Dec 5, 2008

Place Notary Seal Above

Donna Jackson
Signature of Notary Public

OPTIONAL

Though the information below is not required by law, it may prove valuable to persons relying on the document and could prevent fraudulent removal and reattachment of this form to another document.

Description of Attached Document

Title or Type of Document: Form U-2 Uniform Consent to Service of Process (CA)

Document Date: 12/07/06 Number of Pages: 4 pages

Signer(s) Other Than Named Above: No Other Signers

Capacity(ies) Claimed by Signer(s)

Signer's Name:
☐ Individual
☐ Corporate Officer — Title(s):
☐ Partner — ☐ Limited ☐ General
☐ Attorney in Fact
☐ Trustee
☐ Guardian or Conservator
☐ Other:

Signer Is Representing:

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Signer's Name:
☐ Individual
☐ Corporate Officer — Title(s):
☐ Partner — ☐ Limited ☐ General
☐ Attorney in Fact
☐ Trustee
☐ Guardian or Conservator
☐ Other:

Signer Is Representing:

RIGHT THUMBPRINT OF SIGNER
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